Service and Premier Shares | NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO
MUNICIPAL PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Portfolio seeks to provide, to the extent consistent with the preservation of capital, a high level of income exempt from regular federal income tax by investing primarily in municipal instruments. This objective may be changed without shareholder approval.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Service and Premier Shares NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO (USD $)	Service Shares	Premier Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Service and Premier Shares NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO		Service Shares	Premier Shares
Management Fees		0.20%	0.20%
Other Expenses		0.38%	0.64%
Administration Fees		0.10%	0.10%
Service Agent Fees		0.25%	0.50%
Other Operating Expenses		0.03%	0.04%
Total Annual Portfolio Operating Expenses		0.58%	0.84%
Fee Waiver and Expense Reimbursement	[1]	(0.12%)	(0.12%)
Total Annual Portfolio Operating Expenses	[2]	0.46%	0.72%
[1]	Northern Trust Investments, Inc. has contractually agreed to limit the management fees charged to the Portfolio to 0.10% of the Portfolio's average daily net assets and to reimburse certain expenses of the Portfolio (including the administration fee, but excluding the investment advisory fee and transfer agency fee, servicing fees, extraordinary expenses such as taxes, interest, and indemnification expenses, acquired fund fees and expenses, a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries, expenses related to third-party consultants engaged by the Board of Trustees of Northern Institutional Funds and membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum) to the extent the Portfolio's "Other Expenses" exceed 0.10%. These contractual limitations may not be terminated before April 1, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.
[2]	After Fee Waiver and Expense Reimbursement

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Service and Premier Shares NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	47	174	312	714
Premier Shares	74	256	454	1,026

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing primarily in high quality short-term municipal instruments, the interest on which is exempt from regular federal income tax. The high level of income sought by the Portfolio is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include:
  Fixed, variable and floating rate notes and similar debt instruments;
  Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);
  Tax-exempt commercial paper;
  Municipal bonds, notes, paper or other instruments; and
  Municipal bonds and notes that are guaranteed as to principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.
Except in extraordinary circumstances, at least 80% of the Portfolio’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax (“AMT”) obligations, which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will be deemed eligible investments for the purposes of determining whether the portfolio meets this policy. To the extent that the Portfolio invests in AMT obligations, a significant portion of the Portfolio’s dividends may be subject to federal income tax for shareholders subject to AMT. The Portfolio is not limited in the amount of its assets that may be invested in AMT obligations.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During extraordinary market conditions and interest rate environments, all or any portion of the Portfolio’s assets may be held uninvested or invested in taxable instruments. Uninvested assets do not generate income. The Portfolio may not achieve its investment objective during this time.
PRINCIPAL RISKS
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Portfolio’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that the Portfolio may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Portfolio to pay tax-exempt dividends.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Portfolio may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Service Shares from year to year. There are no Premier Shares currently outstanding for the Portfolio.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s web site at www.northerninstitutionalfunds.com or by calling 800-637-1380.
CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.83% in the third quarter of 2007, and the lowest quarterly return was 0.00% in the third quarter of 2013.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2013)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
Service and Premier Shares NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO Service Shares	Feb. 11, 2000	0.02%	0.05%	1.11%	1.34%

The 7-day yield for Service Shares of the Portfolio as of December 31, 2013: 0.01%. For the current 7-day yield call 800-637-1380 or visit www.northerninstitutionalfunds.com.